Shareholders' Equity (Narrative)(Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015	Oct. 13, 2015	Jun. 05, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 596	$ 448	$ 462
Income tax benefit recognized for share-based compensation	$ 212	151	173
Number of shares registered under the Securities Act of 1933					210,000
Restricted stock and performance share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, granted	4,102
Share-based compensation expense	$ 237	$ 134	$ 157
Restricted stock and performance share units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting percentages	0.00%
Restricted stock, performance share awards and stock option plans vesting periods, in years	1 year
Restricted stock and performance share units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and performance share awards vesting percentages	150.00%
Restricted stock, performance share awards and stock option plans vesting periods, in years	3 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average discount for dividend yield	8.30%	7.40%	7.10%
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, granted	12,696
Share-based compensation expense	$ 332	$ 292	$ 277
Restricted stock units vesting percentage, 3 years	50.00%
Restricted stock units vesting percentage, 5 years	50.00%
Weighted average discount for dividend yield	9.00%	8.70%	9.50%
Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, performance share awards and stock option plans vesting periods, in years	3 years
Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, performance share awards and stock option plans vesting periods, in years	5 years
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 27	$ 22	$ 28
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, performance share awards and stock option plans vesting periods, in years	3 years
Two Thousand And Fifteen Share Repurchase Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share repurchase program, authorized amount				$ 20,000
Stock repurchase program, remaining authorized repurchase amount	$ 9,200
Jet.com [Member] | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, granted	3,600